Hartford Growth Opportunities HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 87.0%
	Capital Goods - 3.2%
112,926	Harris Corp.	$18,035,412
101,088	IDEX Corp.	15,339,093
50,759	Roper Technologies, Inc.	17,358,055

		50,732,560

	Commercial & Professional Services - 2.4%
952,652	ADT, Inc.(1)	6,087,446
59,915	CoStar Group, Inc.*	27,945,554
18,785	Klarna Holding AB(2)(3)(4)	2,923,633
182,167	Landscape Acquisition Holdings Ltd.*	1,552,974

		38,509,607

	Consumer Durables & Apparel - 3.1%
318,960	Lennar Corp. Class A	15,657,746
147,542	Polaris Industries, Inc.	12,456,971
471,689	Under Armour, Inc. Class A*	9,971,506
619,682	Under Armour, Inc. Class C*	11,693,399

		49,779,622

	Consumer Services - 6.6%
42,195	Chipotle Mexican Grill, Inc.*	29,971,530
1,556,596	DraftKings, Inc.(2)(3)(4)	3,968,635
209,984	Grand Canyon Education, Inc.*	24,045,268
220,557	Marriott Vacations Worldwide Corp.	20,622,080
1,294,357	Target Hospitality Corp.*	12,296,392
72,178	Vail Resorts, Inc.	15,684,279

		106,588,184

	Diversified Financials - 3.7%
314,346	American Express Co.	34,358,018
1,080,873	J2 Acquisition Ltd.*(5)	9,781,901
308,655	TD Ameritrade Holding Corp.	15,429,663

		59,569,582

	Food, Beverage & Tobacco - 3.4%
317,415	Lamb Weston Holdings, Inc.	23,787,080
571,960	Monster Beverage Corp.*	31,217,577

		55,004,657

	Health Care Equipment & Services - 9.0%
134,089	Align Technology, Inc.*	38,125,525
86,873	DexCom, Inc.*	10,346,574
279,776	Haemonetics Corp.*	24,474,805
343,646	Insulet Corp.*	32,677,298
169,019	Penumbra, Inc.*	24,847,483
113,273	Veeva Systems, Inc. Class A*	14,369,813

		144,841,498

	Media & Entertainment - 10.7%
6,490	Alphabet, Inc. Class C*	7,614,782
93,311	Electronic Arts, Inc.*	9,483,197
174,398	Netflix, Inc.*	62,183,351
680,569	Ocean Outdoor Ltd.*(5)	5,376,495
199,300	Spotify Technology S.A.*	27,662,840
217,509	TripAdvisor, Inc.*	11,190,838
288,270	Walt Disney Co.	32,006,618
475,500	Zillow Group, Inc. Class C*	16,518,870

		172,036,991

	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
452,646	AstraZeneca plc ADR	18,300,478
42,679	Bluebird Bio, Inc.*	6,714,687
30,500	Elanco Animal Health, Inc.*	978,135
385,540	Exact Sciences Corp.*	33,395,475
12,354	Galapagos N.V. ADR*	1,455,054

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

131,980	Galapagos N.V.*	$15,519,075
53,948	Sage Therapeutics, Inc.*	8,580,430
98,214	Seattle Genetics, Inc.*	7,193,193
60,317	Thermo Fisher Scientific, Inc.	16,509,969

		108,646,496

	Real Estate - 1.0%
122,239	Crown Castle International Corp. REIT	15,646,592
10,657	WeWork Companies, Inc. Class A(2)(3)(4)	724,676

		16,371,268

	Retailing - 9.8%
62,710	Amazon.com, Inc.*	111,670,833
63,631	Burlington Stores, Inc.*	9,969,705
486,279	Floor & Decor Holdings, Inc. Class A*	20,044,420
41,578	JAND, Inc. Class A(2)(3)(4)	565,045
38,805	Tory Burch LLC(2)(3)(4)	2,161,052
92,897	Wayfair, Inc. Class A*	13,790,560

		158,201,615

	Semiconductors & Semiconductor Equipment - 2.5%
1,049,797	Advanced Micro Devices, Inc.*	26,790,819
85,254	Universal Display Corp.	13,031,074

		39,821,893

	Software & Services - 22.0%
267,686	2U, Inc.*	18,965,553
69,206	Fair Isaac Corp.*	18,798,426
84,957	FleetCor Technologies, Inc.*	20,949,546
404,209	GoDaddy, Inc. Class A*	30,392,475
319,349	Guidewire Software, Inc.*	31,027,949
308,914	PayPal Holdings, Inc.*	32,077,630
157,142	ServiceNow, Inc.*	38,733,931
102,821	Shopify, Inc. Class A*	21,244,875
207,769	Splunk, Inc.*	25,888,017
464,125	SS&C Technologies Holdings, Inc.	29,560,121
188,582	VMware, Inc. Class A	34,040,937
173,282	Workday, Inc. Class A*	33,417,434
216,161	Zendesk, Inc.*	18,373,685

		353,470,579

	Technology Hardware & Equipment - 1.3%
101,712	Zebra Technologies Corp. Class A*	21,311,715

	Transportation - 1.5%
324,052	CSX Corp.	24,245,571

	Total Common Stocks (cost $1,215,528,425)	$1,399,131,838

Preferred Stocks - 4.6%
	Real Estate - 1.1%
145,709	WeWork Companies, Inc. Series D-1*(2)(3)(4)	9,908,212
114,486	WeWork Companies, Inc. Series D-2*(2)(3)(4)	7,785,048

		17,693,260

	Retailing - 0.7%
1,605,750	Coupang LLC *(2)(3)(4)	9,154,060
92,843	JAND, Inc. Series D*(2)(3)(4)	1,289,589

		10,443,649

	Software & Services - 2.8%
1,871,878	Essence Group Holdings Corp. Series 3*(2)(3)(4)	4,267,882
287,204	Lookout, Inc. Series F*(2)(3)(4)	2,202,855
366,944	MarkLogic Corp. Series F(2)(3)(4)	3,698,795
162,930	Pinterest, Inc. Series G*(2)(3)(4)	2,507,493
589,628	Uber Technologies, Inc. Series D*(2)(3)(4)	33,030,960

		45,707,985

	Total Preferred Stocks (cost $33,556,291)	$73,844,894

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

Convertible Preferred Stocks - 0.2%
	Retailing - 0.2%
102,040	Honest Co. Series C*(2)(3)(4)		$3,188,750

	Total Convertible Preferred Stocks (cost $2,760,927)		$3,188,750

Escrows - 0.0%(6)
	Capital Goods - 0.0%
1,458,400	Lithium Technology Corp.*(2)(3)(4)		14,584

	Software & Services - 0.0%
535,139	Birst, Inc.*(2)(3)(4)		27,827
535,139	Birst, Inc. Earnout*(2)(3)(4)		1
210,735	Veracode, Inc.*(2)(3)(4)		114,640

			142,468

	Total Escrows (cost $—)		$157,052

Warrants - 0.0%
	Commercial & Professional Services - 0.0%
516,400	Landscape Acquisition Holdings Ltd. Expires 11/23/22*		129,100

	Consumer Services - 0.0%
192,333	Target Hospitality Corp.*		298,117

	Diversified Financials - 0.0%
1,195,579	J2 Acquisition Ltd. Expires 9/7/27*		212,215

	Total Warrants (cost $276,949)		$639,432

	Total Long-Term Investments (cost $1,252,122,592)		$1,476,961,966

Short-Term Investments - 9.1%
	Other Investment Pools & Funds - 8.9%
143,281,068	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(7)		143,281,068

	Securities Lending Collateral - 0.2%
195,630	Citibank NA DDCA, 2.40%, 4/1/2019(7)		195,630
1,890,193	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.37%(7)		1,890,193
528,490	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.44%(7)		528,490
121,083	Invesco Government & Agency Portfolio, Institutional Class, 2.35%(7)		121,083
1,123,578	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(7)		1,123,578
53,621	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.35%(7)		53,621

			3,912,595

	Total Short-Term Investments (cost $147,193,663)		$147,193,663

	Total Investments (cost $1,399,316,255)	100.9%	$1,624,155,629
	Other Assets and Liabilities	(0.9)%	(15,006,558)

	Total Net Assets	100.0%	$1,609,149,071

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2019, the aggregate fair value of these securities was $87,533,737, which represented 5.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $87,533,737 or 5.4% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2015	Birst, Inc.	535,139	$—	$27,827
03/2015	Birst, Inc. Earnout	535,139	—	1
11/2014	Coupang LLC Preferred	1,605,750	4,998,894	9,154,060
12/2014	DraftKings, Inc.	1,556,596	2,280,348	3,968,635
05/2014	Essence Group Holdings Corp. Series 3 Preferred	1,871,878	2,960,001	4,267,882
08/2014	Honest Co. Series C Convertible Preferred	102,040	2,760,927	3,188,750
04/2015	JAND, Inc. Class A	41,578	477,536	565,045
04/2015	JAND, Inc. Series D Preferred	92,843	1,066,330	1,289,589
08/2015	Klarna Holding AB	18,785	2,060,349	2,923,633
08/2013	Lithium Technology Corp.	1,458,400	—	14,584
07/2014	Lookout, Inc. Series F Preferred	287,204	3,280,760	2,202,855
04/2015	MarkLogic Corp. Series F Preferred	366,944	4,261,761	3,698,795
03/2015	Pinterest, Inc. Series G Preferred	162,930	3,509,068	2,507,493
11/2013	Tory Burch LLC	38,805	3,041,403	2,161,052
06/2014	Uber Technologies, Inc. Series D Preferred	589,628	9,146,929	33,030,960
04/2017	Veracode, Inc.	210,735	—	114,640
12/2014	WeWork Companies, Inc. Class A	10,657	177,451	724,676
12/2014	WeWork Companies, Inc. Series D-1 Preferred	145,709	2,426,224	9,908,212
12/2014	WeWork Companies, Inc. Series D-2 Preferred	114,486	1,906,324	7,785,048

			$44,354,305	$87,533,737

(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities was $15,158,396, representing 0.9% of net assets.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Growth Opportunities HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$50,732,560	$50,732,560	$—	$—
Commercial & Professional Services	38,509,607	35,585,974	—	2,923,633
Consumer Durables & Apparel	49,779,622	49,779,622	—	—
Consumer Services	106,588,184	102,619,549	—	3,968,635
Diversified Financials	59,569,582	59,569,582	—	—
Food, Beverage & Tobacco	55,004,657	55,004,657	—	—
Health Care Equipment & Services	144,841,498	144,841,498	—	—
Media & Entertainment	172,036,991	172,036,991	—	—
Pharmaceuticals, Biotechnology & Life Sciences	108,646,496	93,127,421	15,519,075	—
Real Estate	16,371,268	15,646,592	—	724,676
Retailing	158,201,615	155,475,518	—	2,726,097
Semiconductors & Semiconductor Equipment	39,821,893	39,821,893	—	—
Software & Services	353,470,579	353,470,579	—	—
Technology Hardware & Equipment	21,311,715	21,311,715	—	—
Transportation	24,245,571	24,245,571	—	—
Preferred Stocks	73,844,894	—	—	73,844,894
Convertible Preferred Stocks	3,188,750	—	—	3,188,750
Escrows	157,052	—	—	157,052
Warrants	639,432	639,432	—	—
Short-Term Investments	147,193,663	147,193,663	—	—

Total	$1,624,155,629	$1,521,102,817	$15,519,075	$87,533,737

(1) For the period ended March 31, 2019, investments valued at $6,516,448 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers into Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended March 31, 2019:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$16,246,182	$64,536,973	$3,167,321	$267,585	$84,218,061

Purchases	-	-	-	-	-

Sales	-	-	-	(122,815)	(122,815)
Accrued discounts/(premiums)	-	-	-	-	-

Total realized gain/(loss)	-	-	-	122,815	122,815

Net change in unrealized appreciation/depreciation	613,307	9,307,921	21,429	(110,533)	9,832,124
Transfers into Level 3	-	-	-	-	-

Transfers out of Level 3	(6,516,448)	-	-	-	$(6,516,448) -
Ending balance	$10,343,041	$73,844,894	$3,188,750	$157,052	$87,533,737

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at March 31, 2019 was $9,942,656.

Hartford MidCap Growth HLS Fund (formerly, Hartford Small/Mid Cap Equity HLS Fund)
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.9%
	Banks - 1.4%
12,600	First Republic Bank	$1,265,796

	Capital Goods - 7.7%
38,902	BWX Technologies, Inc.	1,928,761
14,162	Graco, Inc.	701,302
27,097	Hexcel Corp.	1,874,029
12,566	Lincoln Electric Holdings, Inc.	1,053,910
11,051	Middleby Corp.*	1,436,962

		6,994,964

	Commercial & Professional Services - 7.0%
7,840	Equifax, Inc.	929,040
45,549	IHS Markit Ltd.*	2,476,955
27,362	TransUnion	1,828,876
10,891	TriNet Group, Inc.*	650,628
11,814	WageWorks, Inc.*	446,097

		6,331,596

	Consumer Durables & Apparel - 1.7%
72,647	Under Armour, Inc. Class A*	1,535,758

	Consumer Services - 12.4%
89,507	Aramark	2,644,932
14,007	Bright Horizons Family Solutions, Inc.*	1,780,430
7,809	Domino’s Pizza, Inc.	2,015,503
77,996	Extended Stay America, Inc.	1,400,028
6,993	Grand Canyon Education, Inc.*	800,768
11,143	Hilton Worldwide Holdings, Inc.	926,095
8,013	Vail Resorts, Inc.	1,741,225

		11,308,981

	Diversified Financials - 1.9%
2,278	MarketAxess Holdings, Inc.	560,570
5,984	MSCI, Inc.	1,189,859

		1,750,429

	Health Care Equipment & Services - 8.1%
21,802	Acadia Healthcare Co., Inc.*	639,017
15,382	Cardinal Health, Inc.	740,643
21,123	Centene Corp.*	1,121,631
2,990	DexCom, Inc.*	356,109
6,035	Edwards Lifesciences Corp.*	1,154,676
6,586	Penumbra, Inc.*	968,208
10,867	Universal Health Services, Inc. Class B	1,453,679
3,344	WellCare Health Plans, Inc.*	902,044

		7,336,007

	Media & Entertainment - 4.1%
5,686	Electronic Arts, Inc.*	577,868
38,333	Liberty Media Corp-Liberty Formula One Class C*	1,343,572
19,374	Take-Two Interactive Software, Inc.*	1,828,324

		3,749,764

	Pharmaceuticals, Biotechnology & Life Sciences - 10.3%
8,761	Bluebird Bio, Inc.*	1,378,368
78,243	Elanco Animal Health, Inc.*	2,509,253
7,139	ICON plc*	975,045
19,145	Incyte Corp.*	1,646,661
1,879	Mettler-Toledo International, Inc.*	1,358,517
20,899	Seattle Genetics, Inc.*	1,530,643

		9,398,487

	Real Estate - 3.5%
16,005	SBA Communications Corp. REIT*	3,195,558

	Retailing - 6.9%
13,350	Burlington Stores, Inc.*	2,091,678

Hartford MidCap Growth HLS Fund (formerly, Hartford Small/Mid Cap Equity HLS Fund)
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

5,158	Etsy, Inc.*		$346,721
18,411	Expedia Group, Inc.		2,190,909
1,881	O’Reilly Automotive, Inc.*		730,392
6,044	Wayfair, Inc. Class A*		897,232

			6,256,932

	Semiconductors & Semiconductor Equipment - 5.4%
49,472	Advanced Micro Devices, Inc.*		1,262,526
7,691	First Solar, Inc.*		406,392
13,905	KLA-Tencor Corp.		1,660,396
5,770	Monolithic Power Systems, Inc.		781,777
21,062	Teradyne, Inc.		839,110

			4,950,201

	Software & Services - 23.5%
7,917	2U, Inc.*		560,919
6,090	Autodesk, Inc.*		948,944
26,220	Black Knight, Inc.*		1,428,990
19,471	Blackbaud, Inc.		1,552,423
20,083	Ceridian HCM Holding, Inc.*		1,030,258
12,369	DocuSign, Inc.*		641,209
25,629	Gartner, Inc.*		3,887,407
19,268	Global Payments, Inc.		2,630,467
8,383	GoDaddy, Inc. Class A*		630,318
14,992	Guidewire Software, Inc.*		1,456,623
6,066	ServiceNow, Inc.*		1,495,208
9,889	Splunk, Inc.*		1,232,169
43,306	SS&C Technologies Holdings, Inc.		2,758,159
6,068	Workday, Inc. Class A*		1,170,214

			21,423,308

	Technology Hardware & Equipment - 5.0%
22,718	CDW Corp.		2,189,334
3,336	Coherent, Inc.*		472,778
150,034	Flex Ltd.*		1,500,340
7,445	Itron, Inc.*		347,309

			4,509,761

	Total Common Stocks (cost $83,148,379)		$90,007,542

Short-Term Investments - 0.5%
	Other Investment Pools & Funds - 0.5%
477,944	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(1)		477,944

	Total Short-Term Investments (cost $477,944)		$477,944

	Total Investments (cost $83,626,323)	99.4%	$90,485,486
	Other Assets and Liabilities	0.6%	576,321

	Total Net Assets	100.0%	$91,061,807

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford MidCap Growth HLS Fund (formerly, Hartford Small/Mid Cap Equity HLS Fund)
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Hartford MidCap Growth HLS Fund (formerly, Hartford Small/Mid Cap Equity HLS Fund)
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$1,265,796	$1,265,796	$—	$—
Capital Goods	6,994,964	6,994,964	—	—
Commercial & Professional Services	6,331,596	6,331,596	—	—
Consumer Durables & Apparel	1,535,758	1,535,758	—	—
Consumer Services	11,308,981	11,308,981	—	—
Diversified Financials	1,750,429	1,750,429	—	—
Health Care Equipment & Services	7,336,007	7,336,007	—	—
Media & Entertainment	3,749,764	3,749,764	—	—
Pharmaceuticals, Biotechnology & Life Sciences	9,398,487	9,398,487	—	—
Real Estate	3,195,558	3,195,558	—	—
Retailing	6,256,932	6,256,932	—	—
Semiconductors & Semiconductor Equipment	4,950,201	4,950,201	—	—
Software & Services	21,423,308	21,423,308	—	—
Technology Hardware & Equipment	4,509,761	4,509,761	—	—
Short-Term Investments	477,944	477,944	—	—

Total	$90,485,486	$90,485,486	$—	$—

(1) For the period ended March 31, 2019, there were no transfers in and out of Level 3.

Hartford Small Cap Growth HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.2%
	Automobiles & Components - 1.1%
158,221	Cooper Tire & Rubber Co.	$4,729,226
200,036	Tenneco, Inc. Class A	4,432,798
84,238	Visteon Corp.*	5,673,429

		14,835,453

	Banks - 4.1%
224,328	First Busey Corp.	5,473,603
269,394	First Hawaiian, Inc.	7,017,714
120,634	IBERIABANK Corp.	8,650,664
892,821	MGIC Investment Corp.*	11,776,309
235,637	Seacoast Banking Corp. of Florida*	6,209,035
462,583	Sterling Bancorp	8,617,921
187,317	Triumph Bancorp, Inc.*	5,505,247

		53,250,493

	Capital Goods - 10.0%
264,913	Aerojet Rocketdyne Holdings, Inc.*	9,412,359
275,085	Altra Industrial Motion Corp.	8,541,389
65,479	American Woodmark Corp.*	5,410,530
151,991	Applied Industrial Technologies, Inc.	9,038,905
88,725	Armstrong World Industries, Inc.	7,046,539
105,078	Astec Industries, Inc.	3,967,745
156,175	Axon Enterprise, Inc.*	8,497,482
133,290	AZZ, Inc.	5,455,560
88,778	EnerSys	5,784,774
172,382	Generac Holdings, Inc.*	8,831,130
194,356	ITT, Inc.	11,272,648
251,685	JELD-WEN Holding, Inc.*	4,444,757
158,043	John Bean Technologies Corp.	14,522,571
121,595	Mercury Systems, Inc.*	7,791,808
414,771	Milacron Holdings Corp.*	4,695,208
134,694	Patrick Industries, Inc.*	6,104,332
286,953	Rexnord Corp.*	7,213,998
224,045	Welbilt, Inc.*	3,669,857

		131,701,592

	Commercial & Professional Services - 4.5%
369,033	Advanced Disposal Services, Inc.*	10,332,924
176,170	ASGN, Inc.*	11,185,033
159,033	Clean Harbors, Inc.*	11,375,631
208,678	Exponent, Inc.	12,044,894
90,273	Huron Consulting Group, Inc.*	4,262,691
95,516	MSA Safety, Inc.	9,876,354

		59,077,527

	Consumer Durables & Apparel - 6.1%
133,159	Carter’s, Inc.	13,421,096
149,608	Oxford Industries, Inc.	11,259,498
112,705	Roku, Inc.*(1)	7,270,599
94,400	Skyline Champion Corp.	1,793,600
468,840	Steven Madden Ltd.	15,865,546
199,318	TopBuild Corp.*	12,919,793
475,089	Wolverine World Wide, Inc.	16,974,930

		79,505,062

	Consumer Services - 2.7%
154,038	Dunkin’ Brands Group, Inc.	11,568,254
130,409	Marriott Vacations Worldwide Corp.	12,193,241
152,096	Wingstop, Inc.	11,563,859

		35,325,354

	Diversified Financials - 2.7%
258,472	Blucora, Inc.*	8,627,796
117,830	Evercore, Inc. Class A	10,722,530
182,583	OneMain Holdings, Inc.	5,797,010

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

1,018,700	SLM Corp.	$10,095,317

		35,242,653

	Energy - 1.3%
696,146	Kosmos Energy Ltd.	4,336,990
133,450	PDC Energy, Inc.*	5,428,746
345,673	ProPetro Holding Corp.*	7,791,469

		17,557,205

	Food & Staples Retailing - 1.5%
48,686	Casey’s General Stores, Inc.	6,269,296
346,941	Performance Food Group Co.*	13,752,741

		20,022,037

	Food, Beverage & Tobacco - 1.2%
653,782	Hostess Brands, Inc.*	8,172,275
64,015	Post Holdings, Inc.*	7,003,241

		15,175,516

	Health Care Equipment & Services - 12.5%
240,697	AtriCure, Inc.*	6,448,273
239,480	Cardiovascular Systems, Inc.*	9,258,297
283,876	Globus Medical, Inc. Class A*	14,026,313
107,495	Haemonetics Corp.*	9,403,663
352,792	HMS Holdings Corp.*	10,446,171
42,382	ICU Medical, Inc.*	10,143,284
120,138	Insulet Corp.*	11,423,922
160,610	Integra LifeSciences Holdings Corp.*	8,949,189
83,588	LHC Group, Inc.*	9,266,566
56,138	LivaNova plc*	5,459,421
93,821	Medidata Solutions, Inc.*	6,871,450
219,553	Merit Medical Systems, Inc.*	13,574,962
202,717	Omnicell, Inc.*	16,387,642
407,219	OraSure Technologies, Inc.*	4,540,492
66,707	Orthofix Medical, Inc.*	3,762,942
89,313	Providence Service Corp.*	5,950,032
747,634	R1 RCM, Inc.*	7,229,621
105,062	Teladoc Health, Inc.*	5,841,447
50,478	U.S. Physical Therapy, Inc.	5,301,704

		164,285,391

	Household & Personal Products - 0.7%
218,415	Edgewell Personal Care Co.*	9,586,234

	Insurance - 0.9%
292,643	James River Group Holdings Ltd.	11,729,131

	Materials - 2.9%
141,699	Boise Cascade Co.	3,791,865
607,651	Graphic Packaging Holding Co.	7,674,632
331,359	Livent Corp.*	4,069,089
232,276	Louisiana-Pacific Corp.	5,662,889
497,560	OMNOVA Solutions, Inc.*	3,492,871
236,394	PolyOne Corp.	6,928,708
364,965	Summit Materials, Inc. Class A*	5,791,995

		37,412,049

	Media & Entertainment - 0.1%
156,254	TrueCar, Inc.*	1,037,527

	Pharmaceuticals, Biotechnology & Life Sciences - 14.5%
227,314	Abeona Therapeutics, Inc.*(1)	1,673,031
145,720	Aerie Pharmaceuticals, Inc.*	6,921,700
54,568	Agios Pharmaceuticals, Inc.*	3,680,066
461,419	Alder Biopharmaceuticals, Inc.*	6,298,369
629,556	Amicus Therapeutics, Inc.*	8,561,962
442,737	Amneal Pharmaceuticals, Inc.*	6,273,583
287,336	Apellis Pharmaceuticals, Inc.*	5,603,052
186,620	Arena Pharmaceuticals, Inc.*	8,366,175
254,731	Array BioPharma, Inc.*	6,210,342

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

103,151	Assembly Biosciences, Inc.*	$2,031,043
151,423	Audentes Therapeutics, Inc.*	5,908,526
89,708	Avrobio, Inc.*	1,978,061
120,621	Biohaven Pharmaceutical Holding Co., Ltd.*	6,208,363
137,074	Blueprint Medicines Corp.*	10,972,774
202,517	Catalent, Inc.*	8,220,165
470,294	Cymabay Therapeutics, Inc.*	6,245,504
247,435	Five Prime Therapeutics, Inc.*	3,315,629
159,036	Flexion Therapeutics, Inc.*	1,984,769
132,463	G1 Therapeutics, Inc.*	2,198,886
182,017	GlycoMimetics, Inc.*	2,267,932
335,593	Heron Therapeutics, Inc.*	8,201,893
364,350	Intersect ENT, Inc.*	11,713,853
112,700	Karyopharm Therapeutics, Inc.*	658,168
45,147	Ligand Pharmaceuticals, Inc.*	5,675,429
16,830	Madrigal Pharmaceuticals, Inc.*	2,108,126
125,826	Minerva Neurosciences, Inc.*	988,992
149,805	MyoKardia, Inc.*	7,788,362
327,205	NanoString Technologies, Inc.*	7,830,016
158,430	Portola Pharmaceuticals, Inc.*(1)	5,497,521
97,714	REGENXBIO, Inc.*	5,599,989
267,912	Revance Therapeutics, Inc.*	4,222,293
860,583	Rigel Pharmaceuticals, Inc.*	2,211,698
36,703	Spark Therapeutics, Inc.*	4,179,738
148,549	Syneos Health, Inc.*	7,688,896
150,256	Ultragenyx Pharmaceutical, Inc.*	10,421,756

		189,706,662

	Real Estate - 2.8%
298,772	Columbia Property Trust, Inc. REIT	6,725,358
61,454	Coresite Realty Corp. REIT	6,576,807
227,697	Corporate Office Properties Trust REIT	6,216,128
249,604	Pebblebrook Hotel Trust REIT	7,752,700
64,258	PS Business Parks, Inc. REIT	10,077,582

		37,348,575

	Retailing - 3.9%
362,995	Caleres, Inc.	8,962,346
177,766	Core-Mark Holding Co., Inc.	6,600,452
161,303	Etsy, Inc.*	10,842,788
94,640	Five Below, Inc.*	11,759,020
183,170	Floor & Decor Holdings, Inc. Class A*	7,550,267
133,857	Liberty Expedia Holdings, Inc. Class A*	5,729,080

		51,443,953

	Semiconductors & Semiconductor Equipment - 2.5%
131,960	Cirrus Logic, Inc.*	5,551,557
398,583	Cohu, Inc.	5,879,099
368,945	Entegris, Inc.	13,167,647
523,449	FormFactor, Inc.*	8,422,295

		33,020,598

	Software & Services - 15.4%
111,638	2U, Inc.*	7,909,552
342,706	8x8, Inc.*	6,922,661
47,760	Alteryx, Inc. Class A*	4,005,631
135,688	Blackbaud, Inc.	10,818,404
55,362	CACI International, Inc. Class A*	10,076,991
272,889	Carbonite, Inc.*	6,770,376
477,853	Cloudera, Inc.*	5,227,712
101,870	Everbridge, Inc.*	7,641,269
27,825	Fair Isaac Corp.*	7,558,105
230,440	Five9, Inc.*	12,174,145
284,177	ForeScout Technologies, Inc.*	11,909,858
74,631	HubSpot, Inc.*	12,404,418
118,513	Instructure, Inc.*	5,584,333
113,173	LiveRamp Holdings, Inc.*	6,175,851

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

108,884	New Relic, Inc.*	$10,746,851
127,029	Paylocity Holding Corp.*	11,329,717
179,273	Pegasystems, Inc.	11,652,745
330,466	Pivotal Software, Inc. Class A*	6,890,216
90,546	Q2 Holdings, Inc.*	6,271,216
203,287	Rapid7, Inc.*	10,288,355
214,056	SailPoint Technologies Holding, Inc.*	6,147,688
132,517	Science Applications International Corp.	10,197,183
250,801	SVMK, Inc.*	4,567,086
43,901	Trade Desk, Inc. Class A*	8,690,203

		201,960,566

	Technology Hardware & Equipment - 3.1%
251,294	CTS Corp.	7,380,505
120,201	ePlus, Inc.*	10,642,596
199,157	Lumentum Holdings, Inc.*	11,260,337
67,411	Rogers Corp.*	10,710,260

		39,993,698

	Telecommunication Services - 0.5%
405,609	ORBCOMM, Inc.*	2,750,029
406,774	Vonage Holdings Corp.*	4,084,011

		6,834,040

	Transportation - 1.2%
121,174	Genesee & Wyoming, Inc. Class A*	10,559,102
300,237	Marten Transport Ltd.	5,353,226

		15,912,328

	Total Common Stocks (cost $1,132,481,684)	$1,261,963,644

Exchange-Traded Funds - 4.4%
	Other Investment Pools & Funds - 4.4%
290,806	iShares Russell 2000 Growth ETF(1)	57,189,908

	Total Exchange-Traded Funds (cost $53,656,287)	$57,189,908

	Total Long-Term Investments (cost $1,186,137,971)	$1,319,153,552

Short-Term Investments - 4.8%
	Other Investment Pools & Funds - 1.4%
18,397,806	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(2)	18,397,806

	Securities Lending Collateral - 3.4%
2,225,837	Citibank NA DDCA, 2.40%, 4/1/2019(2)	2,225,837
21,506,240	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.37%(2)	21,506,240
6,013,060	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.44%(2)	6,013,060
1,377,658	Invesco Government & Agency Portfolio, Institutional Class, 2.35%(2)	1,377,658
12,783,853	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.39%(2)	12,783,853
610,086	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.35%(2)	610,086

		44,516,734

	Total Short-Term Investments (cost $62,914,540)	$62,914,540

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

Total Investments (cost $1,249,052,511)	105.4%	$1,382,068,092
Other Assets and Liabilities	(5.4)%	(70,198,971)

Total Net Assets	100.0%	$1,311,869,121

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Hartford Small Cap Growth HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$14,835,453	$14,835,453	$—	$—
Banks	53,250,493	53,250,493	—	—
Capital Goods	131,701,592	131,701,592	—	—
Commercial & Professional Services	59,077,527	59,077,527	—	—
Consumer Durables & Apparel	79,505,062	79,505,062	—	—
Consumer Services	35,325,354	35,325,354	—	—
Diversified Financials	35,242,653	35,242,653	—	—
Energy	17,557,205	17,557,205	—	—
Food & Staples Retailing	20,022,037	20,022,037	—	—
Food, Beverage & Tobacco	15,175,516	15,175,516	—	—
Health Care Equipment & Services	164,285,391	164,285,391	—	—
Household & Personal Products	9,586,234	9,586,234	—	—
Insurance	11,729,131	11,729,131	—	—
Materials	37,412,049	37,412,049	—	—
Media & Entertainment	1,037,527	1,037,527	—	—
Pharmaceuticals, Biotechnology & Life Sciences	189,706,662	189,706,662	—	—
Real Estate	37,348,575	37,348,575	—	—
Retailing	51,443,953	51,443,953	—	—
Semiconductors & Semiconductor Equipment	33,020,598	33,020,598	—	—
Software & Services	201,960,566	201,960,566	—	—
Technology Hardware & Equipment	39,993,698	39,993,698	—	—
Telecommunication Services	6,834,040	6,834,040	—	—
Transportation	15,912,328	15,912,328	—	—
Exchange-Traded Funds	57,189,908	57,189,908	—	—
Short-Term Investments	62,914,540	62,914,540	—	—

Total	$1,382,068,092	$1,382,068,092	$—	$—

(1) For the period ended March 31, 2019, there were no transfers in and out of Level 3.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 17.5%
	Asset-Backed - Automobile - 1.0%
$ 350,000	Avis Budget Rental Car Funding AESOP LLC 2.99%, 06/20/2022(1)	$350,487
2,907,000	Capital Auto Receivables Asset Trust 3.62%, 05/20/2021	2,918,879

		3,269,366

	Asset-Backed - Finance & Insurance - 3.3%
1,803,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	1,797,362
1,420,792	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	1,414,621
592,264	Springleaf Funding Trust 3.16%, 11/15/2024(1)	592,304
456,580	Structured Asset Securities Corp. 1 mo. USD LIBOR + 1.500%, 3.99%, 02/25/2033(2)	461,471
	Towd Point Mortgage Trust
545,679	2.75%, 04/25/2057(1)(3)	540,052
2,449,375	3.75%, 03/25/2058(1)(3)	2,487,052
2,343,283	3.75%, 05/25/2058(1)(3)	2,369,714
1,185,000	Tryon Park CLO, Ltd. 3 mo. USD LIBOR + 0.890%, 3.68%, 04/15/2029(1)(2)	1,178,127

		10,840,703

	Asset-Backed - Home Equity - 0.3%
499,698	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1 mo. USD LIBOR + 1.500%, 3.99%, 11/25/2032(2)	497,051
7,614,918	Morgan Stanley Capital Trust 0.84%, 07/15/2051(3)(4)	450,310

		947,361

	Commercial Mortgage - Backed Securities - 7.8%
22,908,189	Benchmark Mortgage Trust 0.54%, 07/15/2051(3)(4)	846,572
3,400,000	CSMC Trust 2.76%, 04/05/2033(1)	3,387,782
5,845,000	FREMF Mortgage Trust 1 mo. USD LIBOR + 0.320%, 2.81%, 02/25/2020(2)	5,839,442
435,000	3.36%, 05/25/2045(1)(3)	434,719
955,000	3.65%, 11/25/2050(1)(3)	952,089
1,515,000	3.70%, 04/25/2048(1)(3)	1,519,832
1,325,000	3.73%, 10/25/2049(1)(3)	1,314,652
1,005,000	3.80%, 02/25/2050(1)(3)	1,006,017
700,000	3.84%, 10/25/2049(1)(3)	700,574
2,645,000	3.93%, 06/25/2047(1)(3)	2,640,359
660,000	3.94%, 09/25/2049(1)(3)	667,789
4,580,000	3.98%, 04/25/2051(1)(3)	4,604,983
1,990,000	5.50%, 04/25/2020(1)(3)	2,033,221

		25,948,031

	Whole Loan Collateral CMO - 5.1%
124,921	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(3)	124,603
1,035,000	3.63%, 03/25/2049(1)(3)	1,038,770
2,825,831	CIM Trust 3.00%, 04/25/2057(1)(3)	2,809,513
1,750,000	COLT Mortgage Loan Trust 3.34%, 05/25/2049(1)(3)(11)(12)	1,749,997
326,008	Deephaven Residential Mortgage Trust 2.73%, 12/26/2046(1)(3)	324,808
	Mill City Mortgage Loan Trust
411,451	2.50%, 04/25/2057(1)(3)	407,736
1,773,302	3.25%, 05/25/2062(1)(3)	1,766,595
	New Residential Mortgage Loan Trust
1,018,257	3.25%, 09/25/2056(1)(3)	1,015,126

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 1,601,000	3.60%, 04/25/2049	$1,607,021
1,240,856	3.75%, 03/25/2056(1)(3)	1,248,030
1,189,933	Thornburg Mortgage Securities Trust 4.53%, 04/25/2045(3)	1,201,453
	Towd Point Mortgage Trust
47,080	2.75%, 04/25/2055(1)(3)	46,577
52,678	2.75%, 05/25/2055(1)(3)	52,165
1,138,377	3.00%, 03/25/2054(1)(3)	1,131,051
2,399,000	3.75%, 04/25/2055(1)(3)	2,424,780

		16,948,225

	Total Asset & Commercial Mortgage Backed Securities (cost $57,933,002)	$57,953,686

U.S. Government Agencies - 74.9%
	Mortgage-Backed Agencies - 73.9%
	FHLMC - 44.0%
$ 68,450,000	1.38%, 05/01/2020	$67,674,379
5,682,645	1.57%, 01/25/2022	5,598,732
729,270	2.50%, 12/15/2026(4)	35,460
736,806	2.50%, 03/15/2028(4)	51,441
527,649	2.50%, 05/15/2028(4)	39,328
256,688	1 mo. USD LIBOR + 0.380%, 2.87%, 04/25/2020(2)	256,540
912,129	3.00%, 04/15/2028(4)	76,720
734,099	3.00%, 05/15/2032(4)	48,251
562,004	3.00%, 03/15/2033(4)	65,632
3,910,277	3.00%, 11/01/2036	3,937,812
142,501	3.00%, 09/01/2045	142,579
3,541,421	3.00%, 05/15/2046	3,543,702
853,704	3.00%, 08/15/2047	864,274
5,849,952	3.50%, 11/15/2025	5,962,326
814,610	3.50%, 06/15/2026(4)	46,357
297,313	3.50%, 09/15/2026(4)	25,079
503,995	3.50%, 03/15/2027(4)	40,793
1,604,426	3.50%, 01/15/2028(4)	141,157
290,445	4.00%, 07/15/2027(4)	26,713
847,031	4.00%, 03/15/2028(4)	71,441
455,065	4.00%, 06/15/2028(4)	39,988
1,055,827	4.00%, 07/15/2030(4)	107,441
29,380,000	4.00%, 04/01/2049(5)	30,242,464
1,709,951	4.50%, 02/15/2027(4)	168,107
2,000,422	4.50%, 05/15/2034	2,072,634
16,050,000	4.50%, 04/01/2049(5)	16,749,817
707,101	5.00%, 09/15/2033(4)	128,133
624,763	1 mo. USD LIBOR + 2.900%, 5.39%, 07/25/2028(2)	635,615
3,395	5.50%, 06/01/2034	3,689
29,882	5.50%, 10/01/2035	32,823
49,592	5.50%, 04/01/2037	54,414
707,589	5.50%, 12/01/2037	773,146
236,561	5.50%, 04/01/2038	258,578
13,316	5.50%, 05/01/2038	14,560
1,125,788	5.50%, 08/01/2038	1,236,648
2,286	5.50%, 12/01/2039	2,499
19,184	6.00%, 10/01/2021	20,746
30,974	6.00%, 10/01/2022	33,497
49,074	6.00%, 01/01/2028	53,070
16,389	6.00%, 04/15/2028	17,792
30,972	6.00%, 05/15/2028(6)	33,715
38,853	6.00%, 11/15/2028	42,170
70,569	6.00%, 12/15/2028	77,124
149,366	6.00%, 01/15/2029	162,536
34,521	6.00%, 02/15/2029	37,499
37,537	6.00%, 03/15/2029	40,902
25,581	6.00%, 05/15/2029	27,752
5,815	6.00%, 06/15/2029	6,341
1,636	6.00%, 03/15/2031	1,804
73,966	6.00%, 04/15/2031	80,836

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 31,389	6.00%, 10/15/2031	$34,677
40,673	6.00%, 12/01/2031	44,796
236,467	6.00%, 12/15/2031(6)	260,247
328,380	6.00%, 12/15/2031	360,075
11,726	6.00%, 05/15/2032	12,772
711,241	6.00%, 06/15/2032	774,495
607,014	6.00%, 09/15/2032	673,135
55,772	6.00%, 10/15/2032	62,568
448	6.00%, 11/01/2032	493
41,756	6.00%, 11/15/2032	46,336
14,379	6.00%, 04/01/2033	15,550
14,630	6.00%, 09/01/2034	16,111
4,538	6.50%, 04/01/2028	5,025
226,137	6.50%, 08/15/2028	248,420
517,428	6.50%, 05/15/2032	582,960
81,248	6.50%, 08/01/2032	91,409
197,147	6.50%, 09/01/2032	225,457
9,018	7.00%, 10/01/2026	9,019
2,339	7.00%, 03/01/2027	2,483
1,708	7.00%, 12/01/2027	1,710
781	7.00%, 02/01/2029	881
500	7.00%, 05/01/2029	566
832	7.00%, 09/01/2029	875
459	7.00%, 02/01/2031	528
66,470	7.00%, 04/01/2032	76,285
56,127	7.00%, 05/01/2032	57,022
49,096	7.00%, 06/01/2032	56,348
68,200	7.00%, 11/01/2032	76,322
2,239	7.50%, 05/01/2024	2,384
414	7.50%, 06/01/2024	415
933	7.50%, 06/01/2025	992
3,624	8.00%, 08/01/2024	3,665
4,109	8.00%, 09/01/2024	4,194
61	8.00%, 10/01/2024	65

		145,553,336

	FNMA - 24.8%
$ 1,324,303	1.62%, 04/25/2055(3)(4)	$69,033
1,716,098	1.66%, 06/25/2055(3)(4)	91,643
2,188,276	1.67%, 08/25/2044(3)(4)	115,124
6,358,335	1.97%, 11/01/2023	6,192,589
1,179,487	2.00%, 09/25/2039	1,121,289
669,307	2.05%, 11/01/2023	654,477
3,311,281	2.22%, 10/01/2022	3,280,229
2,300,000	2.23%, 11/01/2023	2,265,032
200,000	2.45%, 11/01/2022	199,940
23,620	2.50%, 01/01/2043	23,049
266,723	2.54%, 03/01/2023	267,530
2,500,000	2.68%, 05/01/2025	2,498,820
85,112	2.74%, 04/01/2022	85,613
86,543	2.83%, 06/01/2022	87,230
1,347,901	1 mo. USD LIBOR + 0.400%, 2.88%, 10/25/2024(2)	1,343,323
1,096,289	1 mo. USD LIBOR + 0.400%, 2.88%, 08/25/2025(2)	1,092,388
242,281	2.94%, 06/01/2022	245,412
966,286	1 mo. USD LIBOR + 0.490%, 2.97%, 04/25/2024(2)	958,947
1,292,428	3.00%, 02/25/2027(4)	88,128
1,387,689	3.00%, 07/25/2027(4)	105,780
528,345	3.00%, 09/25/2027(4)	43,106
58,923	3.00%, 12/01/2030	59,493
1,311,765	3.00%, 06/25/2043	1,324,827
176,291	3.02%, 04/01/2022	179,298
515,000	3.07%, 06/01/2027	521,345
7,301,242	3.11%, 10/01/2021	7,407,345
566,465	3.25%, 12/01/2021	577,371
380,799	3.26%, 01/01/2022	389,448
214,647	3.50%, 11/01/2020	217,517

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 3,091,283	3.50%, 04/25/2027(4)	$ 255,304
558,934	3.50%, 05/25/2027(4)	51,762
925,216	3.50%, 10/25/2027(4)	83,848
286,122	3.50%, 08/25/2030(4)	27,275
633,017	3.50%, 02/25/2031(4)	51,142
570,275	3.50%, 09/25/2035(4)	81,774
10,435,125	3.50%, 04/25/2044	10,714,169
3,406,196	3.50%, 03/25/2045	3,478,889
510,085	3.50%, 10/25/2046(4)	101,563
3,436,892	3.50%, 01/25/2047	3,510,909
288,000	3.50%, 04/01/2049(5)	291,904
2,436,639	3.50%, 10/25/2056	2,498,261
476,232	3.51%, 11/01/2021	488,086
1,035,050	3.59%, 09/01/2030	1,080,023
1,706,064	3.65%, 11/01/2021	1,754,462
82,652	3.65%, 08/01/2023	86,511
1,045,806	3.73%, 07/01/2022	1,073,205
999,812	3.75%, 09/01/2023	1,051,158
91,871	3.81%, 11/01/2023	97,708
278,563	3.85%, 01/01/2024	292,964
377,022	3.89%, 10/01/2023	397,130
2,700,000	3.98%, 07/01/2021	2,784,142
80,179	3.99%, 07/01/2021	82,537
872,437	4.00%, 05/25/2027(4)	75,362
6,200,000	4.00%, 04/01/2049(5)	6,377,333
1,211,881	4.50%, 10/01/2040	1,281,232
528,602	4.50%, 10/01/2041	558,838
2,749,655	4.50%, 02/25/2042(4)	330,227
1,577,032	4.50%, 01/01/2043	1,667,283
492,878	4.50%, 09/01/2043	521,048
1,544,230	4.50%, 08/01/2044	1,632,554
96,062	5.00%, 06/01/2025	98,759
228,052	5.47%, 05/25/2042(3)(4)	23,936
40,982	5.50%, 08/01/2019	40,965
154,868	6.00%, 10/01/2023	166,795
21,735	6.00%, 10/25/2028	23,628
8,410	6.00%, 11/25/2028	9,189
31,710	6.00%, 04/25/2029	34,386
499	6.00%, 05/01/2029	550
25,272	6.00%, 05/25/2029	27,498
22,186	6.00%, 06/25/2029(6)	24,407
51,851	6.00%, 07/25/2029	56,568
265,494	6.00%, 05/25/2031(6)	288,553
87,324	6.00%, 09/25/2031	96,205
21,336	6.00%, 11/25/2031	23,192
399,097	6.00%, 12/25/2031	438,399
210,650	6.00%, 01/01/2032	231,116
222	6.00%, 04/01/2032	239
303	6.00%, 05/01/2032	334
1,457	6.00%, 09/25/2032	1,621
80,329	6.00%, 11/01/2032	86,515
36,410	6.00%, 02/01/2033	40,137
193,824	6.00%, 03/01/2033	213,675
633,090	6.00%, 05/01/2033	698,266
7,635	6.00%, 08/01/2034	8,223
160,488	6.00%, 01/01/2035	176,300
1,966,697	6.00%, 02/01/2037	2,166,854
1,522,658	6.00%, 01/25/2042(4)	265,583
1,057,555	6.00%, 09/25/2047(4)	249,475
18	6.50%, 04/01/2024	20
177	6.50%, 04/01/2027	196
12,726	6.50%, 04/01/2028	14,055
107	6.50%, 05/01/2028	118
6,263	6.50%, 10/01/2028	6,934
111,502	6.50%, 11/01/2028	123,247
56,984	6.50%, 12/01/2028	63,381

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 271,210	6.50%, 06/25/2029	$ 287,584
170,696	6.50%, 08/01/2029	191,343
801	6.50%, 11/01/2030	885
3,901	6.50%, 05/01/2031	4,445
134,146	6.50%, 10/25/2031	149,581
908,884	6.50%, 08/01/2032	1,024,844
50,712	6.50%, 09/01/2032	56,008
203	7.00%, 11/01/2031	206
184,545	7.00%, 02/01/2032	208,742
3,534	7.50%, 06/01/2023	3,708
1,535	8.00%, 10/01/2029	1,743
74	8.00%, 03/01/2030	74
4,495	8.00%, 04/01/2030	5,285
15	8.00%, 06/01/2030	15
12,664	8.00%, 10/01/2030	14,978
24,951	8.00%, 12/01/2030	28,033
42	9.00%, 08/01/2020	42
10,827	9.00%, 09/01/2021	10,862

		81,971,626

	GNMA - 5.1%
$ 258,479	1.75%, 09/20/2043	$ 251,007
1,912,784	2.50%, 12/16/2039	1,903,126
632,799	3.00%, 09/20/2028(4)	51,232
384,303	3.00%, 02/16/2043(4)	58,548
2,791,037	3.00%, 04/20/2045	2,810,037
259,229	3.50%, 02/16/2027(4)	22,019
638,877	3.50%, 03/20/2027(4)	59,111
589,228	3.50%, 07/20/2040(4)	57,321
878,183	3.50%, 02/20/2041(4)	92,100
1,515,576	3.50%, 04/20/2042(4)	157,581
2,208,156	3.50%, 10/20/2042(4)	383,559
173,565	3.50%, 05/20/2043(4)	27,016
1,318,668	3.50%, 07/20/2043(4)	188,146
3,550,524	3.50%, 01/20/2048	3,659,869
190,379	4.00%, 12/16/2026(4)	16,716
2,725,780	4.00%, 05/20/2029(4)	259,532
425,134	4.00%, 03/20/2043(4)	90,079
206,607	4.00%, 01/20/2044(4)	44,627
1,466,780	4.00%, 03/20/2047(4)	246,240
2,262,107	4.00%, 07/20/2047(4)	383,272
602,034	4.50%, 04/20/2045(4)	140,088
656,283	5.00%, 01/20/2034	702,071
1,778,129	5.00%, 02/16/2040(4)	403,351
511,967	5.00%, 05/20/2040(4)	117,477
1,542,045	5.00%, 03/16/2044(4)	301,759
405,831	5.00%, 01/16/2047(4)	88,111
836,291	5.50%, 09/20/2033	915,626
1,315,835	5.50%, 03/20/2039(4)	291,069
1,303,237	5.50%, 02/16/2047(4)	288,088
790,044	5.50%, 02/20/2047(4)	169,367
344,515	6.00%, 01/15/2033	387,037
300,217	6.00%, 02/15/2033	336,557
1,393,748	6.00%, 09/20/2040(4)	328,203
1,134,872	6.00%, 02/20/2046(4)	255,233
29,514	6.50%, 12/15/2028	33,058
24,526	6.50%, 05/15/2029	27,514
20,317	6.50%, 09/15/2031	22,304
185,913	6.50%, 10/15/2031	204,098
189,771	6.50%, 11/15/2031	208,331
187,411	6.50%, 01/15/2032	205,742
10,285	7.00%, 06/20/2030	11,196
11,659	7.00%, 05/15/2032	13,503
43,140	7.00%, 07/15/2032	47,523
86,006	7.00%, 09/15/2032	90,140
463,477	7.00%, 10/15/2032(7)	511,094

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

$ 2,507	7.50%, 01/15/2023		$2,511
528	7.50%, 05/15/2023		548
2,491	7.50%, 06/15/2023		2,541
890	7.50%, 07/15/2023		892
11,336	7.50%, 08/15/2023		11,404
4,856	7.50%, 09/15/2023		4,863
3,543	7.50%, 10/15/2023		3,716
9,090	7.50%, 11/15/2023		9,382
1,264	7.50%, 12/15/2023		1,266
2,118	7.50%, 02/15/2024		2,131
130	7.50%, 05/15/2024		137
34,448	7.50%, 07/15/2027		36,939
32,673	7.50%, 04/20/2030		37,512
7,375	8.50%, 09/15/2024		7,932
879	8.50%, 06/15/2029		902
3,449	8.50%, 10/15/2029		3,527
2,158	8.50%, 01/15/2030		2,389
7,723	8.50%, 02/15/2030		7,741
687	8.50%, 03/15/2030		706

			16,996,717

			244,521,679

	Other Direct Federal Obligations - 1.0%
$ 3,271,420	Nelnet Student Loan Trust 1 mo. USD LIBOR + 0.770%, 3.26%, 09/25/2065(1)(2)		$3,283,254

	Total U.S. Government Agencies (cost $248,086,414)		$247,804,933

U.S. Government Securities - 22.0%
	Other Direct Federal Obligations - 1.5%
	FHLB - 1.5%
4,825,000	1.88%, 08/01/2019		4,814,352

	U.S. Treasury Securities - 20.5%
	U.S. Treasury Notes - 20.5%
16,422,384	0.75%, 07/15/2028(8)		16,783,046
7,857,000	1.88%, 07/31/2022		7,765,847
4,303,000	2.25%, 11/15/2024		4,294,596
12,941,000	2.75%, 08/31/2023		13,218,018
25,438,000	2.75%, 11/15/2023(7)(9)		25,993,463

			68,054,970

	Total U.S. Government Securities (cost $72,003,033)		$72,869,322

	Total Long-Term Investments (cost $378,022,449)		$378,627,941

Short-Term Investments - 1.4%
	Other Investment Pools & Funds - 1.4%
4,682,092	Fidelity Institutional Government Fund, Institutional Class, 2.33%(10)		4,682,092

	Total Short-Term Investments (cost $4,682,092)		$4,682,092

	Total Investments (cost $382,704,541)	115.8%	$383,310,033
	Other Assets and Liabilities	(15.8)%	(52,189,438)

	Total Net Assets	100.0%	$331,120,595

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities was $47,414,741, representing 14.3% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2019.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.
(5)	Represents or includes a TBA transaction.
(6)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(7)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(8)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(10)	Current yield as of period end.
(11)	Investment valued using significant unobservable inputs.
(12)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2019, the aggregate fair value of these securities was $1,749,997, which represented 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Futures Contracts Outstanding at March 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	537	06/28/2019	$62,199,703	$468,569
U.S. Treasury 10-Year Note Future	292	06/19/2019	36,271,875	329,518
U.S. Treasury 10-Year Ultra Future	112	06/19/2019	14,871,500	326,404

Total				$1,124,491

Short position contracts:
U.S. Treasury 2-Year Note Future	73	06/28/2019	$15,555,844	$3,019
U.S. Treasury Long Bond Future	2	06/19/2019	299,312	(8,566)

Total				$(5,547)

Total futures contracts				$1,118,944

TBA Sale Commitments Outstanding at March 31, 2019
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 3.50%	$4,250,000	04/01/2049	$(4,307,605)	$(14,441)
FNMA, 4.00%	25,780,000	04/01/2049	(26,517,362)	(271,675)
FNMA, 4.50%	20,750,000	04/01/2049	(21,619,311)	(153,301)

Total (proceeds receivable $52,004,861)			$(52,444,278)	$(439,417)

At March 31, 2019, the aggregate market value of TBA Sale Commitments represents (15.8)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at March 31, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	2.95% Fixed	USD	6,201,000	06/18/23	Semi-Annual	$—	$—	$ (211,794)	$(211,794)
3 Mo. USD LIBOR	3.00% Fixed	USD	4,916,000	04/30/25	Semi-Annual	—	(42)	(231,771)	(231,729)
3 Mo. USD LIBOR	2.79% Fixed	USD	15,286,000	09/30/25	Semi-Annual	—	—	(424,676)	(424,676)
3 Mo. USD LIBOR	2.25% Fixed	USD	7,750,000	03/21/28	Semi-Annual	80,163	—	81,037	874
3 Mo. USD LIBOR	2.83% Fixed	USD	2,082,000	12/21/28	Semi-Annual	—	—	(92,079)	(92,079)

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

Total	$80,163	$(42)	$(879,283)	$(959,404)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
PT	Perseroan Terbatas
TBA	To Be Announced

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$57,953,686	$—	$56,203,689	$1,749,997
U.S. Government Agencies	247,804,933	—	247,804,933	—
U.S. Government Securities	72,869,322	—	72,869,322	—
Short-Term Investments	4,682,092	4,682,092	—	—
Futures Contracts(2)	1,127,510	1,127,510	—	—
Swaps - Interest Rate(2)	874	—	874	—

Total	$384,438,417	$5,809,602	$376,878,818	$1,749,997

Liabilities
Futures Contracts(2)	$(8,566)	$(8,566)	$—	$—
Swaps - Interest Rate(2)	(960,278)	—	(960,278)	—
TBA Sale Commitments	(52,444,278)	—	(52,444,278)	—

Total	$(53,413,122)	$(8,566)	$(53,404,556)	$—

(1) For the period ended March 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford HLS Series Fund II, Inc. (the “Company”)

Notes to the Schedules of Investments

1.  Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

2.	Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At March 31, 2019, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non - Cash Collateral(2)(3)
Hartford Growth Opportunities HLS Fund	$3,824,607	$3,912,595	$—
Hartford Small Cap Growth HLS Fund	49,957,014	44,516,734	6,231,413

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral.
(3)	U.S. Government securities.

The following tables reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

Hartford Growth Opportunities HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,912,595	$—	$—	$—	$3,912,595
Total Borrowings	$3,912,595	$—	$—	$—	$3,912,595
Gross amount of recognized liabilities for securities lending transactions					$3,912,595

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Hartford Small Cap Growth HLS Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,127,772	$—	$—	$—	$3,127,772
Exchange-Traded Funds	41,388,962	—	—	—	41,388,962
Total Borrowings	$44,516,734	$—	$—	$—	$44,516,734
Gross amount of recognized liabilities for securities lending transactions					$44,516,734

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.